EVENTS AFTER THE REPORTING YEAR (Details) - USD ($) $ in Millions				3 Months Ended
	Mar. 31, 2025	Feb. 20, 2025	Jan. 21, 2025	Apr. 02, 2025
Executive Officer Appointment
Disclosure of non-adjusting events after reporting period [line items]
Term of appointment			4 years
Ownership of Shares and Voting Rights | Abliva AB
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in subsidiary	97.47%	90.00%
Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Acquisition price	$ 66.1
Acquisition related expenses				$ 2.3